Allianz

Allianz Life Insurance Company of North America

John Hite
Senior Counsel, Associate General Counsel
Corporate Legal
5701 Golden Hills Drive
Minneapolis, MN  55416-1297

Telephone: 763-765-7494
John.Hite@allianzlife.com
www.allianzlife.com

December 20, 2023
Mr. Mark Cowan, Senior Counsel
Securities and Exchange Commission
Division of Investment Management, Disclosure Review Office
100 F Street, NE
Washington, DC  20549-8626

Re:          Post-Effective Amendments to the Form S-1 and N-4 Registration Statements
     Allianz Life Insurance Company of North America (the “Company”)
     S-1 File Nos: 333-264349, 333-268864, 333-274933, and 333-268820
     N-4 File Nos: 333-255394, 333-268962, 333-268963, and 333-268826

Dear Mr. Cowan:
Enclosed for filing, please find Post-Effective Amendments to the above referenced Registration Statements on Form S-1 and N-4.  The primary purpose of the filings is to update prospectus disclosure related to the following product changes, affecting newly issued contracts only:
1. The Index Dual Precision Strategy, for which a 10% Buffer option was previously filed and reviewed by the Staff, is being updated to add 20% and 30% Buffer options.

   2. The first-year withdrawal charge is being reduced from 8.5% to 8.0% for the Index Advantage+, Index Advantage+ Income, and Index Advantage+ NF products. No withdrawal charges are assessed on the Index      Advantage Income ADV product; therefore, the change is not applicable to such product.

Any additional required prospectus disclosure, exhibits, final executive compensation disclosure, and updated financial information, to include financial statements as of December 31, 2023, will be provided by additional post-effective amendments on Forms S-1 and N-4.
For the convenience of the staff in reviewing the Registration Statements, black-lined copies of the prospectuses will be sent via email to the Office of Insurance Products of the Division of Investment Management.
Manually executed signature pages have been executed prior to the time of this electronic filing and will be retained by the Company for five years.
Please contact me with any questions or comments you may have concerning the enclosed. I can be reached at (763) 765-7494. Further, I can be reached at the following address:
Allianz Life, 5701 Golden Hills Drive, Minneapolis, MN 55416.
Sincerely,
Allianz Life Insurance Company of North America

By:   /s/ John P. Hite
John P. Hite
Senior Counsel, Associate General Counsel